Projects Under Construction as of December 31, 2021

Commitment/ Construction Start	HIT Projects	City	State	Total Units	Affordable Units	Union Construction Hours	HIT Commitment	Total Development Cost
3Q 2018	Church & State (Project 29)	Cleveland	OH	158	-	459,220	$39,000,000	$54,834,231
4Q 2018	Montclare Senior Residences of Englewood	Chicago	IL	102	102	352,240	$2,300,000	$25,397,680
2Q 2019	Betances Residence	Bronx	NY	152	152	633,290	$52,000,000	$98,000,000
2Q 2019	95 Saint Alphonsus Street Apartments (Longwood II)	Boston	MA	115	15	478,300	$51,940,400	$66,685,759
2Q 2019	Bassett Creek Apartments	Minneapolis	MN	139	-	344,690	$33,609,500	$37,616,980
3Q 2019	The Block at 803 Waimanu	Honolulu	HI	153	134	375,700	$17,137,500	$54,228,601
3Q 2019	Old Colony Phase Three A	Boston	MA	135	135	511,510	$47,880,000	$64,040,973
4Q 2019	Cote Village	Boston	MA	76	76	415,960	$20,116,000	$49,049,428
4Q 2019	Parker Station Flats	Robbinsdale	MN	198	-	508,780	$41,393,900	$53,082,171
4Q 2019	Sundance at Settler's Ridge	Woodbury	MN	218	-	544,190	$53,545,900	$69,580,136
4Q 2019	Gateway Northeast	Minneapolis	MN	128	77	273,760	$20,950,000	$38,660,971
4Q 2019	18 Sixth Avenue at Pacific Park	Brooklyn	NY	858	257	3,881,830	$100,000,000	$710,000,000
2Q 2020	Wrigleyville North Apartments	Chicago	IL	120	8	289,900	$34,982,300	$40,912,471
3Q 2020	Northpoint Apartments	Chicago	IL	304	304	226,220	$68,984,000	$86,804,801
3Q 2020	Old Colony Phase Three B4 & B9	Boston	MA	115	115	486,320	$42,449,000	$61,054,733
3Q 2020	Old Colony Phase Three C	Boston	MA	55	55	198,030	$36,430,000	$26,506,507
4Q 2020	Zvago Cooperative at Stillwater	Stillwater	MN	48	-	192,200	$15,825,900	$22,400,354
4Q 2020	Ventana Residences (99 Ocean)	San Francisco	CA	193	48	805,240	$52,000,000	$121,934,463
4Q 2020	Carl Mackley Houses	Philadelphia	PA	184	184	262,640	$13,800,000	$36,876,137
4Q 2020	Residences @ 150 Bagley	Detroit	MI	148	30	705,380	$47,791,901	$72,990,473
4Q 2020	Morrow (University and Fairview)	St. Paul	MN	243	243	476,130	$79,100,713	$68,486,408
4Q 2020	53 Colton Street	San Francisco	CA	96	96	368,640	$19,058,892	$52,515,971
4Q 2020	Pinzone Towers	Rocky River	OH	100	100	75,910	$6,583,800	$12,601,487
1Q 2021	Circle Park Apartments	Chicago	IL	418	418	292,010	$84,895,000	$163,806,449
1Q 2021	Heiwa Terrace Apartments	Chicago	IL	204	204	396,710	$28,500,000	$68,414,801
1Q 2021	Gateway Apartments	Chicago	IL	161	17	382,510	$43,500,000	$50,352,486
1Q 2021	Wilder Square	St. Paul	MN	136	136	157,100	$22,909,000	$33,108,000
2Q 2021	The Couture	Milwaukee	WI	322	-	1,464,510	$104,745,000	$159,255,248
2Q 2021	Heartland View Apartments	Wentzville	MO	201	-	354,360	$32,000,000	$37,377,307
2Q 2021	Morningside Court Apartments	Chicago	IL	171	171	105,240	$28,700,000	$56,425,536
2Q 2021	Amber Union	Falcon Heights	MN	125	125	371,940	$18,273,000	$55,604,667
2Q 2021	Old Cedar (Bloomington) Apartments	Bloomington	MN	68	68	150,360	$21,774,000	$19,169,071
3Q 2021	The American Cooperative of Anoka	Anoka	MN	87	-	292,850	$20,931,200	$34,728,425
3Q 2021	Granada Senior Apartments	San Antonio	TX	265	265	321,480	$37,000,000	$63,242,767
3Q 2021	Metro 19 Apartments	Roselle	IL	295	-	570,480	$65,928,000	$77,098,874
4Q 2021	311 West 42nd Street	Manhattan	NY	330	83	1,995,680	$50,000,000	$337,700,000
4Q 2021	Peregrine Apartments	Minneapolis	MN	163	163	363,130	$55,587,970	$55,711,262
4Q 2021	The Crest Apartments	Brooklyn Center	MN	171	171	192,720	$25,014,942	$40,052,670

	HIT Projects	38			7,155	3,952	20,277,160	$1,536,637,818	$3,176,308,298

Commitment/ Construction Start	Building America CDE, Inc. Projects (HIT Subsidiary)	City	State	Square Feet	Total Units	Affordable Units	Union Construction Hours	New Markets Tax Credits Allocation	Total Development Cost
1Q 2018	Joseph P. Addabbo Family Health Center	Queens	NY	44,500	-	-	216,970	$8,000,000	$23,420,528
3Q 2020	Sugar Hill	Detroit	MI	54,760	68	20	314,560	$14,500,000	$35,080,214
4Q 2021	Destination Crenshaw	Los Angeles	CA	40,000	-	-	198,690	$8,000,000	$50,851,200
	Projects Receiving Building America DE, Inc. New Markets Tax Credits Allocation	3		139,260	68	20	730,220	$30,500,000	$109,351,942

	Grand Total	41			7,223	3,972	21,007,380	$1,567,137,818	$3,285,660,240

Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is current as of December 31, 2021. Economic impact data is in 2020 dollars and all other figures are nominal.

This table provides information about projects financed by the HIT that were pre-or under construction as of the date of this report. Projects are included until they reach permanent loan status. The projects shown on this table may not reflect HIT’s current portfolio for any or all of the following reasons: (i) the assets related to the project(s) shown on this table may no longer be held in the HIT’s current portfolio; (ii) other assets in the HIT’s current portfolio may have characteristics different from those shown on this table; and (iii) this table is not a complete list of all the projects financed by the HIT as of the date of this report. Investors should consider the HIT’s investment objectives, risks, and charges and expenses carefully before investing. This and other information is contained in the HIT’s current prospectus. To obtain a current prospectus, call the HIT at (202) 331-8055 or visit the HIT’s website at www.aflcio-hit.com.